OTHER ASSETS	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 16: OTHER ASSETS

Other assets at December 31, comprised:
	2011	2012

	(EUR in thousands)
Insurance related assets	620,383	550,795
Deferred tax assets	259,092	169,891
Prepaid income taxes	282,275	381,521
Assets acquired through foreclosure proceedings	184,790	194,160
Brokerage auxiliary funds	10,156	8,945
Private equity: Investees Assets	127,150	89,961
Prepaid expenses	139,105	168,401
Advances to employees	17,826	16,126
Unlisted equity securities	101,070	116,795
Hellenic Deposit and Investment Guarantee Fund	288,090	344,903
Receivables from Greek State	361,204	449,885
Checks and credit card transactions under settlement	176,312	211,166
Securities transactions under settlement	9,177	-
Trade and other receivables	113,256	132,374
Other	544,924	507,234
Total	3,234,810	3,342,157

Included in the above table are investments on behalf of policyholders who bear the investment risk, classified as Insurance related assets amounting to EUR 295,712 thousand and EUR 306,310 thousand at December 31, 2011 and 2012 respectively, which are carried at fair value.

Receivables from the Greek State have been assessed for impairment and are presented after such impairment. As at December 31, 2012, the impairment for receivables from the Greek State amounted to EUR 24,572 thousand (December 31, 2011: EUR 39,400 thousand).

In accordance with article 6 of Greek Law 3714/2008, the amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) is EUR 100 thousand per client. Accordingly, the contributions paid by banks to HDIGF increased from 2008 onwards. The Greek Law 3746/2009 concerning HDIGF provides that the excess of annual contributions calculated in accordance with the above article 6 of Greek Law 3714/2008, are included in a special reserve which will be jointly owned by the banks in proportion to their participation.

In accordance with article 10 of Greek Law 3746/2009, HDIGF guarantees up to an amount of EUR 30 thousand per client for investing activities. In 2010, the participating banks paid the first contributions relating to article 10 of Greek Law 3746/2009 which provides that the said contributions are included in a special reserve which will be jointly owned by the banks in proportion to their participation.